Major Customer And Geographic Information	12 Months Ended
Dec. 31, 2022
Major Customer And Geographic Information [Abstract]
Segment Disclosure, Major Customer And Geographic Information	SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
A.    SEGMENT DISCLOSURE:
The Company reports segment information based on a management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments.
The Company’s President and Chief Executive Officer is our chief operating decision maker (“CODM”). The CODM assesses the performance of each operating segment using information about revenue and segment operating income that is defined as operating income generated at the segment level, excluding unallocated corporate income or expense and other operating income (expenses), net, such as sale of buildings or shares.
The Company’s CODM does not regularly review assets and liabilities information by reportable segments. Therefore, the Company does not report assets and liabilities information by segment.
The segments are encouraged to cooperate on a range of common projects performed by the Company. It is common for the reportable segments to provide their products to the same customers either through joint projects or by marketing and offering a combined and integrated solution containing a variety of capabilities, products, and technologies of the Company’s portfolio from various businesses or subsidiaries, all tailored to satisfy the customer’s or project’s specific requirements. Intersegment transactions are sales between segments and are eliminated in consolidation.

The following tables present information about the Company’s reported segment revenues and operating income for the periods indicated:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenues:
Aerospace
External customers	$1,471,093	$1,281,407	$923,532
Intersegment revenue	262,089	301,905	348,720
Total	$1,733,182	$1,583,312	$1,272,252
C4I and Cyber
External customers	$631,297	$590,095	$602,599
Intersegment revenue	47,098	34,601	29,257
Total	$678,395	$624,696	$631,856
ISTAR and EW
External customers	$882,200	$888,206	$869,999
Intersegment revenue	163,449	138,089	173,298
Total	$1,045,649	$1,026,295	$1,043,297
Land
External customers	$1,075,846	$1,028,121	$927,454
Intersegment revenue	92,737	88,801	79,668
Total	$1,168,583	$1,116,922	$1,007,122
ESA
External customers	$1,451,113	$1,490,692	$1,338,988
Intersegment revenue	5,559	2,115	3,512
Total	$1,456,672	$1,492,807	$1,342,500
Revenues
Total revenues (external customers and intersegment) for reportable segments	$6,082,481	$5,844,032	$5,297,027
Less -Intersegment revenue	(570,932)	(565,511)	(634,455)
Total consolidated revenues	$5,511,549	$5,278,521	$4,662,572
Note 23 - SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

A.    SEGMENT DISCLOSURE (Cont.):

The following tables present information about the Company’s reported operating income for the periods indicated:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating income:
Aerospace	$106,760	$129,213	$19,696
C4I and Cyber	48,964	44,350	39,925
ISTAR and EW	49,120	66,001	109,263
Land	28,554	35,567	12,420
ESA	74,978	124,259	101,256
Segment operating income	308,376	399,390	282,560
Unallocated corporate income (expense)	(9,810)	4,458	8,164
Other operating income	68,918	14,660	34,963
Operating income	367,484	418,508	325,687
Financial expenses, net	(51,364)	(40,393)	(71,270)
Other income (expenses), net (see note 26)	(23,562)	5,336	7,408
Income before income taxes	$292,558	$383,451	$261,825

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Depreciation and amortization by segment:
Aerospace	$34,353	$35,084	$35,312
C4I and Cyber	13,651	16,054	17,207
ISTAR and EW	24,992	23,452	23,500
Land	38,560	41,901	39,779
ESA	46,540	34,962	26,992
Unallocated corporate expenses	3,194	1,638	1,630
Total depreciation and amortization	$161,290	$153,091	$144,420

Other non-cash items:
COVID-19 related impairment
Aerospace	$—	$—	$46,562
ESA	—	—	13,442
Total other non-cash items	$—	$—	$60,004
Note 23 - SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

B.    REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Airborne systems	$2,012,479	$2,005,760	$1,650,406
Land systems	1,216,588	1,254,748	1,258,894
C4ISR systems	1,610,879	1,371,517	1,145,719
Electro-optic systems	523,652	452,948	475,896
Other (*)	147,951	193,548	131,657
	$5,511,549	$5,278,521	$4,662,572
(*) Mainly non-defense engineering and production services.

REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
North America	$1,489,685	$1,608,582	$1,500,577
Asia-Pacific	1,405,473	1,443,505	961,794
Israel	1,071,945	1,094,662	1,106,560
Europe	1,243,550	884,504	818,770
Latin America	119,860	126,686	140,133
Other	181,036	120,582	134,738
	$5,511,549	$5,278,521	$4,662,572

C.    MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
IMOD	17%	18%	21%
U.S. Government	19%	21%	22%

D.    LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Israel	$1,703,739	$1,745,952	$1,642,801
U.S.	987,327	977,179	536,164
Other	193,368	199,228	205,014
	$2,884,434	$2,922,359	$2,383,979